SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SEGMENTED INFORMATION

13.	SEGMENTED INFORMATION

As at and for the year ended December 31, 2025 the Company operates in 2 reportable segments (as at and for the year ended December 21, 2024 – 2). The Company organizes its two segments based on its product line as well as a corporate segment. The two segments are Drones and Corporate. The Drones segment derives its revenue from products and services related to the sale of unmanned aerial vehicles (UAV) while the Corporate segment includes all costs not directly associated with the Drone segment. The Company aggregates the information for the segments by analyzing the revenue stream and allocating direct costs to that respective segment. The Corporate segment is aggregated by relying on the entity that includes corporate costs (Draganfly Inc.). The Vital segment derived its revenue from the sale of products that measure vitals to help detect symptoms from large groups of people from a distance and will no longer be an operating segment going forward. The Vital product was developed to address COVID-19 during the pandemic which has since waned and as a result, is no longer a core focus of the Company.

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker.

The board of the Company relies on executive management which assesses the financial performance and position of the group and makes strategic decisions. Executive management, which has been identified as being the chief operating decision maker, consists of the chief executive officer, chief operating officer and chief financial officer.

December 31, 2025	Drones	Corporate	Total
Sales of goods	$6,869,815	$-	$6,869,815
Provision of services	861,348	-	861,348
Total revenue	$7,731,163	$-	$7,731,163
Segment loss	$9,116,654	$14,748,492	$23,865,146
Finance and other costs	1,081,863	7,102	1,088,965
Depreciation	329,144	8,347	337,491
Amortization	9,028	-	9,028
Change in fair value of derivative liability	-	(2,648,288)	(2,648,288)
Loss (recovery) on write-off of notes receivable	-	69,646	69,646
Loss on write down of inventory	259,091	-	259,091
Net loss for the year	$10,795,780	$12,185,299	$22,981,079

December 31, 2024	Drones	Corporate	Total
Sales of goods	$5,368,476	$-	$5,368,476
Provision of services	1,192,579	-	1,192,579
Total revenue	$6,561,055	$-	$6,561,055
Segment loss	$5,954,785	$4,728,628	$10,683,413
Finance and other costs	107,225	-	107,225
Depreciation	551,117	14,689	565,806
Amortization	11,285	-	11,285
Change in fair value of derivative liability	-	1,842,618	1,842,618
Loss on write-off of notes receivable	-	40,020	40,020
Loss on write down of inventory	627,106	-	627,106
Net loss for the year	$7,251,518	$6,625,955	$13,877,473

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2025

Expressed in Canadian Dollars

13.	SEGMENTED INFORMATION (CONT’D)

Geographic segmentation is as follows:	For the years ended December 31,
	2025	2024
Non-current assets
Canada	$980,758	$1,117,513
United States	548,473	-
	$1,529,231	$1,117,513
Revenue
Canada	$7,709,945	$6,523,341
United States	21,218	37,714
	$7,731,163	$6,561,055

Geographic revenue is measured by aggregating sales based on the country and the entity where the sale was made.